4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 12) - BRL (R$) R$ in Millions	Dec. 31, 2018	Dec. 31, 2017
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	R$ 4,545.6	R$ 4,672.0
Credit Linked Notes [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	16.4	15.5
Stocks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	139.5	328.8
Savings account and overnight [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	401.1	649.6
Term deposits [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	21.2	158.0
Bank deposit certificates [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	3,720.7	3,527.8
Financial Treasury Bills [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	295.7	166.3
Investment funds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	3.7	35.0
Derivatives [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	182.3	90.5
Financial liabilities	(235.0)	(299.5)
Level 1 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	877.6	1,353.2
Level 1 [Member] | Credit Linked Notes [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	16.4	15.5
Level 1 [Member] | Stocks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	139.5	328.8
Level 1 [Member] | Savings account and overnight [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	401.1	649.6
Level 1 [Member] | Term deposits [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	21.2	158.0
Level 1 [Member] | Bank deposit certificates [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	0.0	0.0
Level 1 [Member] | Financial Treasury Bills [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	295.7	166.3
Level 1 [Member] | Investment funds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	3.7	35.0
Level 1 [Member] | Derivatives [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	0.0	0.0
Financial liabilities	0.0	0.0
Level 2 [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	3,668.0	3,318.8
Level 2 [Member] | Credit Linked Notes [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	0.0	0.0
Level 2 [Member] | Stocks [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	0.0	0.0
Level 2 [Member] | Savings account and overnight [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	0.0	0.0
Level 2 [Member] | Term deposits [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	0.0	0.0
Level 2 [Member] | Bank deposit certificates [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	3,720.7	3,527.8
Level 2 [Member] | Financial Treasury Bills [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	0.0	0.0
Level 2 [Member] | Investment funds [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	0.0	0.0
Level 2 [Member] | Derivatives [Member]
FinancialInstrumentsAndRiskManagementDetailsLineItems [Line Items]
Financial assets	182.3	90.5
Financial liabilities	R$ (235.0)	R$ (299.5)